Supplement (Retail)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2010 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2020 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2030 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2040 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2050 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2055 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement 2060 Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014

Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The 'Average Annual Total Returns' table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement Income Fund Investor Shares

Return Before Taxes 5.87% 8.56% 5.48%

Return After Taxes on Distributions 4.85 7.65 4.40

Return After Taxes on Distributions and Sale of Fund Shares 3.74 6.48 3.96

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index -2.02% 4.44% 4.55%

MSCI US Broad Market Index 33.62 18.89 8.12

Target Income Composite Index 6.03 8.65 5.49

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2010 Fund Investor Shares

Return Before Taxes 9.10% 10.55% 5.99%

Return After Taxes on Distributions 8.19 9.76 5.24

Return After Taxes on Distributions and Sale of Fund Shares 5.54 8.18 4.53

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2010 Composite Index 9.55 10.70 6.02

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2015 Fund Investor Shares

Return Before Taxes 13.00% 11.79% 6.16%

Return After Taxes on Distributions 12.19 11.07 5.45

Return After Taxes on Distributions and Sale of Fund Shares 7.68 9.24 4.73

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2015 Composite Index 13.45 11.90 6.17

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2020 Fund Investor Shares

Return Before Taxes 15.85% 12.77% 6.43%

Return After Taxes on Distributions 15.19 12.15 5.84

Return After Taxes on Distributions and Sale of Fund Shares 9.21 10.09 4.97

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2020 Composite Index 16.33 13.06 6.53

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2025 Fund Investor Shares

Return Before Taxes 18.14% 13.63% 6.49%

Return After Taxes on Distributions 17.44 13.04 5.91

Return After Taxes on Distributions and Sale of Fund Shares 10.54 10.84 5.08

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate BondIndex -2.02 4.44 4.55

Target 2025 Composite Index 18.64 13.95 6.59

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006) )

Vanguard Target Retirement 2030 Fund Investor Shares

Return Before Taxes 20.49% 14.53% 6.54%

Return After Taxes on Distributions 19.80 14.00 6.06

Return After Taxes on Distributions and Sale of Fund Shares 11.89 11.63 5.13

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2030 Composite Index 21.00 14.84 6.66

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2035 Fund Investor Shares

Return Before Taxes 22.82% 15.33% 6.99%

Return After Taxes on Distributions 22.17 14.83 6.53

Return After Taxes on Distributions and Sale of Fund Shares 13.27 12.34 5.59

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2035 Composite Index 23.39 15.65 7.10

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2040 Fund Investor Shares

Return Before Taxes 24.37% 15.66% 6.83%

Return After Taxes on Distributions 23.77 15.18 6.39

Return After Taxes on Distributions and Sale of Fund Shares 14.15 12.62 5.39

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2040 Composite Index 24.79 15.93 6.90

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard Target Retirement 2045 Fund Investor Shares

Return Before Taxes 24.37% 15.65% 7.37%

Return After Taxes on Distributions 23.74 15.13 6.92

Return After Taxes on Distributions and Sale of Fund Shares 14.16 12.60 5.93

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.12%

Barclays U.S. Aggregate Bond Index -2.02 4.44 4.55

Target 2045 Composite Index 24.79 15.93 7.46

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years Since Inception(Jun. 7, 2006)

Vanguard Target Retirement 2050 Fund Investor Shares

Return Before Taxes 24.34% 15.67% 6.89%

Return After Taxes on Distributions 23.71 15.14 6.42

Return After Taxes on Distributions and Sale of Fund Shares 14.12 12.61 5.44

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 18.89% 8.02%

Barclays U.S. Aggregate Bond Index -2.02 4.44 5.18

Target 2050 Composite Index 24.79 15.93 6.96

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Aug. 18, 2010)

Vanguard Target Retirement 2055 Fund Investor Shares

Return Before Taxes 24.33% 15.29%

Return After Taxes on Distributions 23.80 14.83

Return After Taxes on Distributions and Sale of Fund Shares 14.08 12.05

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 19.95%

Barclays U.S. Aggregate Bond Index -2.02 2.70

Target 2055 Composite Index 24.79 15.47

The 'Average Annual Total Returns' table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year Since Inception(Jan. 19, 2012)

Vanguard Target Retirement 2060 Fund Investor Shares

Return Before Taxes 24.35% 17.81%

Return After Taxes on Distributions 23.88 17.43

Return After Taxes on Distributions and Sale of Fund Shares 14.05 13.80

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

MSCI US Broad Market Index 33.62% 22.39%

Barclays U.S. Aggregate Bond Index -2.02 1.04

Target 2060 Composite Index 24.79 18.00

(c) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308 022014